Loans, borrowings, cash and cash equivalents and financial investments	12 Months Ended
Dec. 31, 2017
Loans, borrowings, cash and cash equivalents and financial investments
Loans, borrowings, cash and cash equivalents and financial investments

20.        Loans, borrowings, cash and cash equivalents and financial investments

a)Net debt

The Company evaluates the net debt with the objective of ensuring the continuity of its business in the long term, being able to generate value to its stockholders, through the payment of dividends and capital gain.

	December 31, 2017	December 31, 2016
Debt contracts in the international markets	17,288	21,130
Debt contracts in Brazil	5,201	8,192

Total of loans and borrowings	22,489	29,322

(-) Cash and cash equivalents	4,328	4,262
(-) Financial investments	18	18

Net debt	18,143	25,042

b)Cash and cash equivalents

Cash and cash equivalents includes cash, immediately redeemable deposits and short-term investments with an insignificant risk of change in value. They are readily convertible to cash, being US$1,790 denominated in R$, indexed to the Brazilian Interbank Interest rate (“DI Rate”or”CDI”), US$2,395 denominated in US$, mainly time deposits and US$143 denominated in other currencies.

c)Loans and borrowings

i)Total debt

	Current liabilities		Non-current liabilities
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Debt contracts in the international markets
Floating rates in:
US$	310	234	2,764	5,489
EUR	—	—	240	211
Fixed rates in:
US$	—	—	12,588	13,083
EUR	—	—	900	1,583
Other currencies	17	17	206	209
Accrued charges	263	304	—	—

	590	555	16,698	20,575

Debt contracts in Brazil
Floating rates in:
R$, indexed to TJLP, TR, IPCA, IGP-M and CDI	447	402	3,195	5,621
Basket of currencies and US$ indexed to LIBOR	339	343	708	1,217
Fixed rates in:
R$	68	66	173	216
Accrued charges	259	294	12	33

	1,113	1,105	4,088	7,087

	1,703	1,660	20,786	27,662

The future flows of debt payments principal, per nature of funding and interest are as follows:

	Principal
	Bank loans	Capital markets	Development agencies	Total	Estimated future interest payments (i)
2018	161	—	1,020	1,181	1,245
2019	849	—	901	1,750	1,149
2020	983	831	761	2,575	1,090
2021	574	1,353	696	2,623	945
Between 2022 and 2025	503	3,529	950	4,982	2,727
2026 onwards	87	8,585	172	8,844	5,929

	3,157	14,298	4,500	21,955	13,085

(i)  Estimated future payments of interest, calculated based on interest rate curves and foreign exchange rates applicable as at December 31, 2017 and considering that all amortization payments and payments at maturity on loans and borrowings will be made on their contracted payments dates. The amount includes the estimated values of future interest payments (not yet accrued), in addition to interest already recognized in the financial statements.

At December 31, 2017, the average annual interest rates by currency are as follows:

Loans and borrowings	Average interest rate (i)	Total debt
US$	5.39%	16,940
R$ (ii)	8.14%	4,147
EUR (iii)	3.34%	1,177
Other currencies	3.23%	225

		22,489

(i)  In order to determine the average interest rate for debt contracts with floating rates, the Company used the rate applicable at December 31, 2017.

(ii)  R$ denominated debt that bears interest at IPCA, CDI, TR or TJLP, plus spread. For a total of US$2,329 the Company entered into derivative transactions to mitigate the exposure to the cash flow variations of the floating rate debt denominated in R$, resulting in an average cost of 1.89% per year in US$.

(iii)  Eurobonds, for which the Company entered into derivatives to mitigate the exposure to the cash flow variations of the debt denominated in EUR, resulting in an average cost of 4.29% per year in US$.

ii) Reconciliation of debt to cash flows arising from financing activities

		Cash flow			Non-cash changes
	December 31, 2016	Additions	Repayments	Interest paid	Transferences	Effect of exchange rate	Interest accretion	December 31, 2017
Loans and borrowings
Current	1,660	—	(8,998)	(1,686)	8,971	59	1,697	1,703
Non-current	27,662	1,976	—	—	(8,971)	119	—	20,786

Total	29,322	1,976	(8,998)	(1,686)	—	178	1,697	22,489

iii)  Credit and financing lines

	Contractual		Period of the		Available amount
Type	currency	Date of agreement	agreement	Total amount	December 31, 2017
Credit lines
Revolving credit facilities	US$	May 2015	5 years	3,000	3,000
Revolving credit facilities	US$	June 2017	5 years	2,000	2,000
Financing lines
BNDES - CLN 150	R$	September 2012	10 years	1,174	6
BNDES - S11D e S11D Logística	R$	May 2014	10 years	1,863	307

In June 2017, the Company signed a US$2,000 revolving credit facility, which will be available for five years, to replace the US$2,000 line that was signed in 2013, which was cancelled. At December 31, 2017, the total available amount in revolving credit facilities remains at US$5,000.

Liquidity risk - The revolving credit facilities available today were acquired from a syndicate of several global commercial banks. To mitigate such risk, Vale has a revolving credit facilities to assist the short term liquidity management and to enable more efficiency in cash management, being consistent with the strategic focus on cost of capital reduction.

iv) Funding

In February 2017, the Company issued through Vale Overseas Limited guaranteed notes due August 2026 totaling US$1,000.  The notes bears 6.250% coupon per year, payable semi-annually, and were sold at a price of 107.793% of the principal amount. The notes were consolidated with, and formed a single series with, Vale Overseas’s US$1,000 6.250% notes due 2026 issued on August, 2016. Vale applied the net proceeds from the offering to the early redemption of Vale’s €750 notes (due in March 2018).

In September 2017, the Company redeemed all of its 5.625% guaranteed notes due 2019 issued through Vale Overseas Limited totaling US$1,000. Additionally, the Company conducted a Tender Offer for the outstanding 4.625% guaranteed notes due 2020 issued by its subsidiary Vale Overseas Limited. The total principal amount of 2020 Notes accepted for purchase pursuant to the Tender Offer was US$501 from a total of US$1,000.

v) Guarantees

As at December 31, 2017 and 2016, loans and borrowings are secured by property, plant and equipment and receivables in the amount of US$275 and US$472, respectively.

The securities issued through Vale’s 100%-owned finance subsidiary Vale Overseas Limited are fully and unconditionally guaranteed by Vale.

vi) Covenants

Some of the Company’s debt agreements with lenders contain financial covenants. The primary financial covenants in those agreements require maintaining certain ratios, such as debt to EBITDA and interest coverage. The Company has not identified any instances of noncompliance as at December 31, 2017 and 2016.

Accounting policy

Loans and borrowings are initially measured at fair value, net of transaction costs incurred and are subsequently carried at amortized cost and updated using the effective interest rate method. Any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the Income statement over the period of the loan, using the effective interest rate method. The fees paid in obtaining the loan are recognized as transaction costs.

Loans and borrowing costs are capitalized as part of property, plants and equipment if those costs are directly related to a qualified asset. The capitalization occurs until the qualified asset is ready for its intended use. The average capitalization rate is 22%. Borrowing costs that are not capitalized are recognized in the income statement in the period in which they are incurred.